DEFERRED COMPENSATION	12 Months Ended
Dec. 31, 2021
DEFERRED COMPENSATION
DEFERRED COMPENSATION
8.	DEFERRED COMPENSATION

The Company deferred cash payment of management compensation for the Chairman. Chief Executive Officer, Chief Scientific Officer, Chief Medical Officer and Chief Development Officer at December 31, 2020, in the amount of $1,398,989. As of December 31, 2021, all deferred compensation to management was paid in full.